Operating Expenses Before Credit Impairment Losses, Provisions and Charges	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Operating Expenses Before Credit Impairment Losses, Provisions and Charges

6. OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT LOSSES, PROVISIONS AND CHARGES

	2018 £m	2017 £m	2016 £m
Staff costs:
Wages and salaries	905	746	731
Performance-related payments	160	157	157
Social security costs	111	93	94
Pensions costs – defined contribution plans	66	54	52
– defined benefit plans	81	32	26
Other share-based payments	3	10	3
Other personnel costs	50	45	62

	1,376	1,137	1,125
Other administration expenses	809	1,011	970
Depreciation, amortisation and impairment	378	354	322

	2,563	2,502	2,417

Staff costs

‘Performance-related payments’ include bonuses paid in the form of cash and share awards granted under the Long-Term Incentive Plan, as described in Note 38. Included in this are the Santander UK group’s equity-settled share-based payments, none of which related to option-based schemes. These are disclosed in the table below as ‘Share awards’. Performance-related payments above include amounts related to deferred performance awards as follows:

	Costs recognised in 2018			Costs expected to be recognised in 2019 or later
	Arising from awards in current year £m	Arising from awards in prior year £m	Total £m	Arising from awards in current year £m	Arising from awards in prior year £m	Total £m
Cash	4	9	13	10	10	20
Shares	3	10	13	8	9	17

	7	19	26	18	19	37

The following table shows the amount of bonus awarded to employees for the performance year 2018. In the case of deferred cash and share awards, the final amount paid to an employee is influenced by forfeiture provisions and any performance conditions to which these awards are subject. The deferred share award amount is based on the fair value of these awards at the date of grant.

	Expenses charged in the year		Expenses deferred to future periods		Total
	2018 £m	2017 £m	2018 £m	2017 £m	2018 £m	2017 £m
Cash award – not deferred	123	116	—	—	123	116
– deferred	13	13	20	17	33	30
Share awards – not deferred	11	12	—	—	11	12
– deferred	13	16	17	18	30	34

Total discretionary bonus	160	157	37	35	197	192

On 26 October 2018, the High Court handed down a judgement concluding that defined benefit schemes should equalise pension benefits for men and women in relation to guaranteed minimum pension (GMP), and concluded on the methods that were appropriate. The estimated increase in liabilities at the date of the judgement was £40m and is based on a number of assumptions and the actual impact may be different. This has been reflected in ‘Pensions costs – defined benefit plans’ and in the closing net accounting surplus of the Santander (UK) Group Pension Scheme.

‘Other share-based payments’ consist of options granted under the Employee Sharesave scheme which comprise the Santander UK group’s cash-settled share-based payments. For more, see Note 38.

The average number of full-time equivalent staff was 23,648 (2017: 19,559, 2016: 19,863). The increase in staff numbers in 2018 reflected Santander UK plc’s acquisition of Santander Services on 1 January 2018. Following the acquisition, the costs relating to the staff associated with these businesses are now recognised as staff costs. In 2017 and earlier years, the equivalent costs were included in other administrative expenses. For more details, see Note 21.

Depreciation, amortisation and impairment

No impairments were charged in 2018. In 2017, an impairment charge of £32m was recognised that primarily related to capitalised software costs for a credit risk management system, part of which was no longer in use.

Santander UK Group Holdings plc [member]
Statement [LineItems]
Operating Expenses Before Credit Impairment Losses, Provisions and Charges

2. OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT LOSSES, PROVISIONS AND CHARGES

These comprise wages and salaries of £3m (2017: £3m) recharged by the operating company, Santander UK plc. In 2018 and 2017, the Company had no full-time staff as they are all employed by Santander UK plc.